Equity - Summary of Classes of Preferred and Common Shares Outstanding (Parenthetical) (Detail) $ / shares in Units, $ in Millions				3 Months Ended			6 Months Ended
	Jan. 31, 2023 CAD ($) shares	Jan. 25, 2023 CAD ($) shares	Dec. 16, 2022 CAD ($) shares	Apr. 30, 2023 CAD ($) shares $ / shares	Jan. 31, 2023 CAD ($) shares	Apr. 30, 2022 CAD ($) shares	Apr. 30, 2023 CAD ($) shares $ / shares	Oct. 31, 2022 shares	Apr. 30, 2022 CAD ($) shares	Dec. 01, 2022 CAD ($) shares
Disclosure of classes of share capital [line items]
Common stock conversion price | $ / shares				$ 5			$ 5
Proceeds from issue of preference shares | $				$ 0		$ 749	$ 648		$ 749
Radicle [member]
Disclosure of classes of share capital [line items]
Number of instruments or interests issued or issuable										1,162,711
Equity interests of acquirer | $										$ 153
Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Number of shares				713,025,530			713,025,530	677,106,878
Stock options issued, convertible shares							6,793,906	5,976,870
Number of share options exercisable in share-based payment arrangement				3,071,192			3,071,192	2,648,426
Ordinary Shares [member] | Private Placement [Member]
Disclosure of classes of share capital [line items]
Number of shares issued		6,323,777	8,431,700
Issue of equity | $		$ 750	$ 1,000
Ordinary Shares [member] | Public And Private Offering [member]
Disclosure of classes of share capital [line items]
Number of shares issued		28,331,227
Issue of equity | $		$ 3,360
Ordinary Shares [member] | Public offerings [member]
Disclosure of classes of share capital [line items]
Number of shares issued			13,575,750
Issue of equity | $			$ 1,610
Ordinary Shares [member] | Stock Option Plan [member]
Disclosure of classes of share capital [line items]
Stock options issued, convertible shares				193,313		273,525	487,639		555,597
Class B Series 52 [member]
Disclosure of classes of share capital [line items]
Number of shares				650,000			650,000
Number of shares issued	650,000				650,000
Proceeds from issue of preference shares | $	$ 650				$ 650
Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares				169,003			169,003	174,689
Shareholder Dividend Reinvestment And Share Purchase Plan [member] | Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Stock options issued, convertible shares				3,255,072		2,116,175	5,931,389		2,116,175